Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
NET LOSS AVAILABLE TO COMMON SHAREHOLDERS	$ (29,808)	$ (9,943)	$ (50,491)
Unrealized gains (losses) on securities:
Unrealized holding gains (losses) arising during period	6,947	(7,170)	1,649
Less: reclassification adjustment for gains included in net income	(30)	(2,071)	(88)
Other comprehensive income (loss)	6,917	(9,241)	1,561
COMPREHENSIVE LOSS	$ (22,891)	$ (19,184)	$ (48,930)